Related Party Transactions - Transactions with Golar Power and Affiliates Footnotes (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Golar Power | Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction amount	$ 592	$ 294